Business And Summary Of Significant Accounting Policies (Schedule Of Estimated Costs Of Uncompensated Patient Care) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Business And Summary Of Significant Accounting Policies [Abstract]
Charity and indigent care foregone/unrecognized revenue (based on established rates	$ 91,927	$ 88,797	$ 79,459
Uninsured self-pay patient discounts	939,763	789,370	641,911
Provision for doubtful accounts	716,856	624,753	553,639
Uncompensated patient care	1,748,546	1,502,920	1,275,009
Cost-to-charge ratio	21.80%	22.30%	22.10%
Estimated costs of uncompensated patient care	$ 381,183	$ 335,151	$ 281,777